GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 21.58%
78,449	American Campus Communities Inc REIT	$ 3,771,828
145,282	American Homes 4 Rent REIT Class A	3,761,351
85,095	Apartment Investment & Management Co REIT Class A	4,436,853
79,610	AvalonBay Communities Inc REIT	17,142,421
55,326	Camden Property Trust REIT	6,141,739
198,717	Equity Residential REIT	17,141,329
37,467	Essex Property Trust Inc REIT	12,238,596
28,272	Front Yard Residential Corp REIT	326,824
50,527	Independence Realty Trust Inc REIT	723,041
272,785	Invitation Homes Inc REIT	8,077,164
65,010	Mid-America Apartment Communities Inc REIT	8,451,950
166,933	UDR Inc REIT	8,092,912
		90,306,008
Diversified REITS — 8.63%
26,968	American Assets Trust Inc REIT	1,260,484
21,044	CorePoint Lodging Inc REIT	212,755
83,728	Cousins Properties Inc REIT	3,147,336
118,764	Digital Realty Trust Inc REIT	15,416,755
206,038	Duke Realty Corp REIT	6,999,111
11,413	PS Business Parks Inc REIT	2,076,595
90,257	Vornado Realty Trust REIT	5,746,663
45,645	Washington REIT	1,248,847
		36,108,546
Health Care REITS — 12.43%
279,953	HCP Inc REIT	9,974,725
73,833	Healthcare Realty Trust Inc REIT	2,473,406
22,683	LTC Properties Inc REIT	1,161,823
134,217	Senior Housing Properties Trust REIT	1,242,178
7,182	Universal Health Realty Income Trust REIT	738,310
212,390	Ventas Inc REIT	15,510,842
231,009	Welltower Inc REIT	20,940,966
		52,042,250
Hotels REITS — 6.45%
119,454	Apple Hospitality Inc REIT	1,980,547
48,284	Ashford Hospitality Trust Inc REIT	159,820
25,696	Chatham Lodging Trust REIT	466,382
112,838	DiamondRock Hospitality Co REIT	1,156,589
20,002	Hersha Hospitality Trust REIT	297,630
Shares		Fair Value
Hotels REITS — (continued)
415,954	Host Hotels & Resorts Inc REIT	$ 7,191,845
136,164	Park Hotels & Resorts Inc REIT	3,400,015
74,422	Pebblebrook Hotel Trust REIT	2,070,420
98,124	RLJ Lodging Trust REIT	1,667,127
29,302	Ryman Hospitality Properties Inc REIT	2,397,197
93,526	Service Properties Trust REIT	2,412,036
58,857	Summit Hotel Properties Inc REIT	682,741
128,181	Sunstone Hotel Investors Inc REIT	1,761,207
64,499	Xenia Hotels & Resorts Inc REIT	1,362,219
		27,005,775
Manufactured Homes REITS — 3.48%
51,551	Equity LifeStyle Properties Inc REIT	6,887,213
51,697	Sun Communities Inc REIT	7,674,420
		14,561,633
Office Property REITS — 10.87%
81,942	Boston Properties Inc REIT	10,624,600
100,174	Brandywine Realty Trust REIT	1,517,636
67,004	Columbia Property Trust Inc REIT	1,417,135
63,812	Corporate Office Properties Trust REIT	1,900,321
92,733	Douglas Emmett Inc REIT	3,971,754
40,076	Easterly Government Properties Inc REIT	853,619
82,969	Empire State Realty Trust Inc REIT Class A	1,183,968
69,422	Equity Commonwealth REIT	2,377,703
58,973	Franklin Street Properties Corp REIT	498,912
59,370	Highwoods Properties Inc REIT	2,668,088
87,597	Hudson Pacific Properties Inc REIT	2,930,996
67,283	JBG SMITH Properties REIT	2,638,167
52,806	Kilroy Realty Corp REIT	4,113,059
51,261	Mack-Cali Realty Corp REIT	1,110,313
26,985	Office Properties Income Trust REIT	826,820
114,080	Paramount Group Inc REIT	1,522,968
71,358	Piedmont Office Realty Trust Inc REIT Class A	1,489,955
46,982	SL Green Realty Corp REIT	3,840,778
		45,486,792
Regional Malls REITS — 7.70%
86,882	CBL & Associates Properties Inc REIT(a)	112,078
61,154	Macerich Co REIT(a)	1,931,855

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Regional Malls REITS — (continued)
31,529	Pennsylvania REIT(a)	$ 180,346
175,582	Simon Property Group Inc REIT	27,329,338
53,065	Tanger Factory Outlet Centers Inc REIT(a)	821,446
35,208	Taubman Centers Inc REIT	1,437,543
103,559	Washington Prime Group Inc REIT(a)	428,734
		32,241,340
Shopping Centers REITS — 7.54%
48,120	Acadia Realty Trust REIT	1,375,270
169,784	Brixmor Property Group Inc REIT	3,444,917
39,736	Federal Realty Investment Trust REIT	5,409,659
240,613	Kimco Realty Corp REIT	5,023,999
47,075	Kite Realty Group Trust REIT	760,261
95,358	Regency Centers Corp REIT	6,626,427
64,999	Retail Opportunity Investments Corp REIT	1,184,932
122,799	Retail Properties of America Inc REIT Class A	1,512,884
8,703	Retail Value Inc REIT	322,359
44,923	RPT Realty REIT	608,707
18,786	Seritage Growth Properties REIT Class A(a)	798,217
79,248	SITE Centers Corp REIT	1,197,438
65,619	Urban Edge Properties REIT	1,298,600
68,715	Weingarten Realty Investors REIT	2,001,668
		31,565,338
Storage REITS — 8.89%
108,038	CubeSmart REIT	3,770,526
73,061	Extra Space Storage Inc REIT	8,534,986
26,645	Life Storage Inc REIT	2,808,649
32,294	National Storage Affiliates Trust REIT	1,077,651
85,595	Public Storage REIT	20,993,886
		37,185,698
Warehouse/Industry REITS — 11.75%
109,529	Americold Realty Trust REIT	4,060,240
21,050	EastGroup Properties Inc REIT	2,631,671
72,252	First Industrial Realty Trust Inc REIT	2,858,289
89,481	Liberty Property Trust REIT	4,593,060
359,771	Prologis Inc REIT	30,659,685
31,544	QTS Realty Trust Inc REIT Class A	1,621,677
Shares		Fair Value
Warehouse/Industry REITS — (continued)
62,496	Rexford Industrial Realty Inc REIT	$ 2,751,074
		49,175,696
TOTAL COMMON STOCK — 99.32% (Cost $361,040,097)		$415,679,076
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.05%
$1,043,431	Undivided interest of 2.22% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $1,043,431 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(b)	1,043,431
1,043,431	Undivided interest of 4.13% in a repurchase agreement (principal amount/value $25,282,619 with a maturity value of $25,284,276) with BNP Paribas Securities Corp, 2.36%, dated 9/30/19 to be repurchased at $1,043,431 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 11/21/19 - 5/15/49, with a value of $25,788,271.(b)	1,043,431
219,002	Undivided interest of 2.39% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $219,002 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 2.25%, 8/31/21 - 11/15/27, with a value of $9,347,857.(b)	219,002

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,043,431	Undivided interest of 1.78% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $1,043,431 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(b)	$ 1,043,431
1,043,431	Undivided interest of 1.54% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $1,043,431 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(b)	1,043,431
TOTAL SHORT TERM INVESTMENTS — 1.05% (Cost $4,392,726)		$4,392,726
TOTAL INVESTMENTS — 100.37% (Cost $365,432,823)		$420,071,802
OTHER ASSETS & LIABILITIES, NET — (0.37)%		$(1,561,671)
TOTAL NET ASSETS — 100.00%		$418,510,131
(a)	All or a portion of the security is on loan at September 30, 2019.
(b)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P 500® Emini Long Futures	22	USD	3,276,350	December 2019	$(10,708)
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 30, 2019

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$415,679,076	$—	$—	$415,679,076
Short Term Investments	—	4,392,726	—	4,392,726
Total Assets	$415,679,076	$4,392,726	$0	$420,071,802
Liabilities
Other Financial Investments:
Futures Contracts(a)	(10,708)	—	—	(10,708)
Total Liabilities	$(10,708)	$0	$0	$(10,708)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 26 futures contracts for the reporting period.

September 30, 2019